Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net income	$ 6,912	$ 5,576
Foreign exchange gains (losses) on:
Translation of foreign operations	(514)	(505)
Net investment hedges	100	100
Available-for-sale financial securities:
Unrealized gains (losses) arising during the year	(980)	2,506
Reclassification of net realized (gains) losses and impairments to net income	(13)	(2,175)
Cash flow hedges:
Unrealized gains (losses) arising during the year	77	(81)
Reclassification of net realized (gains) losses and impairments to net income	(4)	(5)
Share of other comprehensive income (losses) of associates	(1)	2
Total items that may be subsequently reclassified to net income	(1,335)	(158)
Items that will not be reclassified to net income:
Change in pension and other post-employment plans	199	37
Real estate revaluation reserve	(11)	5
Total items that will not be reclassified to net income	188	42
Other comprehensive income (loss), net of tax	(1,147)	(116)
Total comprehensive income (loss), net of tax	5,765	5,460
Total comprehensive income (loss) attributed to:
Non-controlling interests	252	254
Participating policyholders	(449)	(541)
Shareholders and other equity holders	5,962	5,747
Income tax expense (recovery) on:
Unrealized gains/losses on available-for-sale financial securities	(181)	574
Reclassification of realized gains/losses and recoveries/impairments to net income on available-for-sale financial securities	21	(576)
Unrealized gains/losses on cash flow hedges	15	(19)
Reclassification of realized gains/losses to net income on cash flow hedges	(1)	(2)
Unrealized foreign exchange gains/losses on net investment hedges	21	8
Share of other comprehensive income (loss) of associates		(1)
Change in pension and other post-employment plans	61	9
Real estate revaluation reserve		2
Total income tax expense (recovery)	$ (64)	$ (5)